UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5357

DWS Blue Chip Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Blue Chip Fund

	Shares	Value ($)

Common Stocks 96.6%
Consumer Discretionary 10.7%
Auto Components 0.2%
TRW Automotive Holdings Corp.*	30,000	986,100
Hotels Restaurants & Leisure 2.2%
Brinker International, Inc.	55,500	1,495,170
Darden Restaurants, Inc.	74,900	3,188,493
McDonald's Corp.	72,500	3,470,575
Yum! Brands, Inc.	141,800	4,543,272

		12,697,510
Household Durables 0.9%
Centex Corp.	47,400	1,768,494

NVR, Inc.*	6,000	3,470,880

		5,239,374
Media 2.9%
McGraw-Hill Companies, Inc.	135,100	8,173,550
Regal Entertainment Group "A" (a)	29,000	620,310
The DIRECTV Group, Inc.*	330,700	7,410,987

		16,204,847
Multiline Retail 1.8%
Big Lots, Inc.*	24,800	641,328
Dollar Tree Stores, Inc.*	50,600	1,935,956
Family Dollar Stores, Inc.	95,800	2,837,596
Macy's, Inc.	93,400	3,368,938
Target Corp.	18,400	1,114,488

		9,898,306
Specialty Retail 2.0%
American Eagle Outfitters, Inc.	160,500	3,893,730
AutoZone, Inc.*	28,400	3,601,404
Dick's Sporting Goods, Inc.*	69,300	3,896,739

		11,391,873
Textiles, Apparel & Luxury Goods 0.7%
Polo Ralph Lauren Corp.	43,300	3,868,855
Consumer Staples 6.1%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	135,900	3,079,494
PepsiCo, Inc.	17,500	1,148,350

		4,227,844
Food & Staples Retailing 0.8%
Kroger Co.	92,200	2,393,512
Safeway, Inc.	61,700	1,966,379

		4,359,891
Food Products 1.9%
Dean Foods Co.	56,000	1,611,120
General Mills, Inc.	120,100	6,679,962
Kellogg Co.	34,900	1,808,169
The J.M. Smucker Co.	15,200	848,312

		10,947,563
Household Products 1.5%
Colgate-Palmolive Co.	111,300	7,345,800
Energizer Holdings, Inc.*	3,300	332,970
Kimberly-Clark Corp.	10,200	686,154

		8,364,924
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	14,600	657,292
Tobacco 1.0%
Altria Group, Inc.	68,400	4,546,548
Loews Corp. - Carolina Group	12,800	970,112

		5,516,660
Energy 12.0%
Energy Equipment & Services 2.5%
Global Industries Ltd.*	113,600	2,942,240
Noble Corp.	6,400	655,744
Patterson-UTI Energy, Inc.	84,900	1,944,210

Tidewater, Inc.	70,800	4,844,136
Transocean, Inc.*	16,800	1,805,160
Unit Corp.*	32,200	1,772,932

		13,964,422
Oil, Gas & Consumable Fuels 9.5%
Chesapeake Energy Corp. (a)	110,100	3,747,804
Chevron Corp.	148,300	12,644,058
Devon Energy Corp.	95,900	7,155,099
ExxonMobil Corp.	227,086	19,331,831
Frontier Oil Corp.	42,100	1,630,533
Marathon Oil Corp.	107,200	5,917,440
Sunoco, Inc.	43,700	2,915,664

		53,342,429
Financials 16.9%
Capital Markets 5.0%
Merrill Lynch & Co., Inc.	124,800	9,260,160
Morgan Stanley	143,100	9,139,797
The Goldman Sachs Group, Inc.	51,500	9,699,510

		28,099,467
Commercial Banks 1.9%
US Bancorp	36,000	1,078,200
Wachovia Corp.	79,600	3,757,916
Wells Fargo & Co.	168,600	5,693,622

		10,529,738
Diversified Financial Services 5.2%
Bank of America Corp.	316,500	15,008,430
Citigroup, Inc.	16,966	790,107
JPMorgan Chase & Co.	301,800	13,282,218

		29,080,755
Insurance 3.3%
ACE Ltd.	20,000	1,154,400
Arch Capital Group Ltd.*	9,000	626,940
Genworth Financial, Inc. "A"	136,300	4,159,876
Hartford Financial Services Group, Inc.	11,500	1,056,505
MetLife, Inc.	112,100	6,750,662
RenaissanceRe Holdings Ltd.	8,300	477,250
W.R. Berkley Corp.	36,300	1,067,946
XL Capital Ltd. "A"	39,900	3,106,614

		18,400,193
Real Estate Investment Trusts 1.5%
AMB Property Corp. (REIT)	5,400	287,712
AvalonBay Communities, Inc. (REIT)	4,300	464,271
Equity Residential (REIT)	29,500	1,174,395
Essex Property Trust, Inc. (REIT)	1,000	107,580
Hospitality Properties Trust (REIT)	5,700	218,652
Host Hotels & Resorts, Inc. (REIT)	43,000	908,160
ProLogis (REIT)	24,700	1,405,430
Public Storage (REIT)	14,300	1,002,287
Simon Property Group, Inc. (REIT)	14,700	1,271,991
The Macerich Co. (REIT)	3,100	226,765
Vornado Realty Trust (REIT)	13,200	1,412,796

		8,480,039

Health Care 12.3%
Biotechnology 2.4%
Genzyme Corp.*	101,500	6,401,605
Gilead Sciences, Inc.*	182,700	6,801,921

		13,203,526
Health Care Equipment & Supplies 1.8%
Advanced Medical Optics, Inc.* (a)	72,100	2,179,583
Becton, Dickinson & Co.	57,600	4,398,336
C.R. Bard, Inc.	6,200	486,514
Dade Behring Holdings, Inc.	24,800	1,856,280
Zimmer Holdings, Inc.*	15,200	1,181,952

		10,102,665
Health Care Providers & Services 2.7%
Aetna, Inc.	36,600	1,759,362
Coventry Health Care, Inc.*	59,200	3,303,952
Health Net, Inc.*	36,400	1,803,256
Humana, Inc.*	61,400	3,935,126
Laboratory Corp. of America Holdings*	9,200	679,420
UnitedHealth Group, Inc.	23,800	1,152,634
WellPoint, Inc.*	36,400	2,734,368

		15,368,118
Life Sciences Tools & Services 0.3%
Invitrogen Corp.*	26,300	1,888,340
Pharmaceuticals 5.1%
Abbott Laboratories	201,400	10,208,966
Eli Lilly & Co.	170,200	9,206,118
Endo Pharmaceuticals Holdings, Inc.*	19,400	659,794
Johnson & Johnson	83,400	5,045,700
Merck & Co., Inc.	37,000	1,837,050
Sepracor, Inc.*	49,900	1,403,687

		28,361,315
Industrials 12.1%
Aerospace & Defense 6.9%
Boeing Co.	113,700	11,759,991
General Dynamics Corp.	24,700	1,940,432
Honeywell International, Inc.	155,600	8,948,556
Lockheed Martin Corp.	100,700	9,916,936
Precision Castparts Corp.	16,300	2,234,078
Raytheon Co.	66,400	3,675,904

		38,475,897
Airlines 0.8%
AMR Corp.*	36,600	903,288
Continental Airlines, Inc. "B"*	80,300	2,530,253
US Airways Group, Inc.*	31,300	970,613

		4,404,154
Commercial Services & Supplies 0.5%
Dun & Bradstreet Corp.	14,600	1,427,296
Equifax, Inc.	12,000	485,520
The Brink's Co.	14,900	911,135

		2,823,951
Industrial Conglomerates 1.3%
General Electric Co.	160,800	6,232,608

Tyco International Ltd.	29,100	1,376,139

		7,608,747
Machinery 2.0%
AGCO Corp.*	21,000	807,030
Caterpillar, Inc.	104,700	8,250,360
PACCAR, Inc.	25,300	2,070,046

		11,127,436
Road & Rail 0.6%
Hertz Global Holdings, Inc.*	25,600	573,184
Ryder System, Inc.	57,200	3,109,964

		3,683,148
Information Technology 14.9%
Communications Equipment 0.1%
Cisco Systems, Inc.*	14,600	422,086
Computers & Peripherals 5.3%
Hewlett-Packard Co.	233,700	10,757,211
International Business Machines Corp.	119,200	13,189,480
Lexmark International, Inc. "A"*	63,000	2,491,020
NCR Corp.*	25,900	1,352,498
Western Digital Corp.*	87,500	1,868,125

		29,658,334
Electronic Equipment & Instruments 0.2%
Vishay Intertechnology, Inc.*	66,700	1,034,517
Internet Software & Services 1.3%
eBay, Inc.*	73,100	2,368,440
Google, Inc. "A"*	9,100	4,641,000
Yahoo!, Inc.*	13,100	304,575

		7,314,015
IT Services 1.4%
Accenture Ltd. "A"	92,100	3,880,173
Computer Sciences Corp.*	57,500	3,201,600
Convergys Corp.*	53,000	1,009,650

		8,091,423
Semiconductors & Semiconductor Equipment 3.1%
Integrated Device Technology, Inc.*	20,100	327,027
MEMC Electronic Materials, Inc.*	71,000	4,353,720
National Semiconductor Corp.	189,200	4,917,308
NVIDIA Corp.*	98,400	4,502,784
Teradyne, Inc.*	204,200	3,203,898

		17,304,737
Software 3.5%
Activision, Inc.*	49,700	850,367
BMC Software, Inc.*	20,600	591,632
Compuware Corp.*	55,400	516,882
Microsoft Corp.	563,400	16,332,966
Symantec Corp.*	67,500	1,296,000

		19,587,847
Materials 4.2%
Chemicals 2.0%
Albemarle Corp.	50,300	2,023,569
Celanese Corp. "A"	99,200	3,720,000
Chemtura Corp.	81,700	852,131
Lubrizol Corp.	5,900	369,694

Lyondell Chemical Co.	91,500	4,108,350

		11,073,744
Containers & Packaging 0.3%
Packaging Corp. of America	42,600	1,087,152
Sonoco Products Co.	18,800	689,396

		1,776,548
Metals & Mining 1.9%
Cleveland-Cliffs, Inc.	7,400	512,598
Freeport-McMoRan Copper & Gold, Inc.	63,800	5,995,924
Nucor Corp.	88,600	4,447,720

		10,956,242
Telecommunication Services 4.4%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	55,300	2,165,548
CenturyTel, Inc.	46,500	2,132,955
Citizens Communications Co.	201,600	2,909,088
Embarq Corp.	52,500	3,243,975
Verizon Communications, Inc.	281,300	11,989,006
Windstream Corp.	84,900	1,168,224

		23,608,796
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	6,700	444,880
United States Cellular Corp.*	4,800	465,600

		910,480
Utilities 3.0%
Electric Utilities 1.9%
Exelon Corp.	55,500	3,893,325
Southern Co.	206,600	6,950,024

		10,843,349
Multi-Utilities 1.1%
CenterPoint Energy, Inc.	34,800	573,504
PG&E Corp.	13,100	560,811
Sempra Energy	94,300	4,971,496

		6,105,811

Total Common Stocks (Cost $521,328,816)		541,993,308
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
US Treasury Obligations
US Treasury Bill, 4.869%**, 10/18/2007 (b) (Cost $984,865)	997,000	986,679
	Shares	Value ($)

Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $6,023,950)	6,023,950	6,023,950
Cash Equivalents 3.4%
Cash Management QP Trust, 5.35% (c) (Cost $18,876,365)	18,876,365	18,876,365

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $547,213,996)				101.3	567,880,302
Other Assets and Liabilities, Net				(1.3)	(7,024,991)

Net Assets				100.0	560,855,311

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $5,872,320 which is 1.0% of net assets.
(b)				At July 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
At July 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 Index	9/20/2007	50	19,216,219	18,273,750	(942,469)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund, a series of DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund, a series of DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007